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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 North Water Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Nicole J. Best, Treasurer and Principal Accounting Officer

Heartland Group, Inc.

789 North Water Street

Milwaukee, WI 53202

(Name and address of agent for service)

With a copy to:

Charles M. Webber, Esq.

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, WI 53202

Registrant’s telephone number, including area code: (414)347-7777

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

			September 30, 2004 (Unaudited)
SELECT VALUE FUND
COMMON STOCKS	Shares	Industry	Value	Percent of Net Assets
Potash Corp. of Saskatchewan, Inc. (b)	48,800	Chemicals	$3,133,661	3.4%
Ryder System, Inc.	66,300	Shipping and Trucking	3,118,752	3.4
Motorola, Inc.	154,100	Communications Equipment	2,779,964	3.0
NRG Energy, Inc. (a)	100,000	Electric	2,694,000	2.9
National-Oilwell, Inc. (a)	80,300	Oil Services and Equipment	2,638,658	2.9
Huntington Bancshares, Inc.	100,000	Banking	2,491,000	2.7
P.H. Glatfelter Co.	200,000	Paper and Forest Products	2,478,000	2.7
Goodrich Corp.	76,200	Aerospace	2,389,632	2.6
Anadarko Petroleum Corp.	35,700	Domestic Oil	2,369,052	2.6
UnumProvident Corp.	150,000	Insurance - Life	2,353,500	2.6
Union Pacific Corp.	40,000	Railroads	2,344,000	2.5
ConocoPhillips Co.	28,000	Domestic Oil	2,319,800	2.5
Darden Restaurants, Inc.	99,200	Restaurants	2,313,344	2.5
Marsh & McLennan Cos., Inc.	50,000	Specialty Finance	2,288,000	2.5
Sara Lee Corp.	100,000	Foods and Food Products	2,286,000	2.5
Cooper Tire & Rubber Co.	112,500	Parts and Distribution	2,269,125	2.5
Allstate Corp.	47,200	Insurance - Property/Casualty	2,265,128	2.5
Koninklijke (Royal) Philips Electronics N.V.	98,800	Electronic Commerce	2,263,508	2.5
A. Schulman, Inc.	98,700	Chemicals	2,175,348	2.4
Biovail Corp. (a)(b)	125,000	Pharmaceuticals	2,160,298	2.3
International Business Machines Corp.	25,000	Computers and Peripherals	2,143,500	2.3
Tidewater, Inc.	61,300	Oil Services and Equipment	1,995,315	2.2
BorgWarner, Inc.	46,000	Parts and Distribution	1,991,340	2.2
Jefferson-Pilot Corp.	40,000	Other Financial Services	1,986,400	2.2
RPM International, Inc.	110,200	Building Products	1,945,030	2.1
AutoZone, Inc. (a)	25,000	Parts and Distribution	1,931,250	2.1
Furniture Brands International, Inc.	75,000	Housing	1,881,000	2.0
Alaska Air Group, Inc. (a)	75,000	Air Transportation	1,858,500	2.0
Dean Foods Co. (a)	60,000	Foods and Food Products	1,801,200	1.9
Washington Mutual, Inc.	45,400	Banking	1,774,232	1.9
Avnet, Inc. (a)	100,000	Parts and Component Distribution	1,712,000	1.8
Triumph Group, Inc. (a)	50,000	Aerospace	1,691,500	1.8
Telefonos de Mexico SA de CV (ADR)	50,000	Telecommunications Utility	1,613,500	1.7
Allegheny Energy, Inc. (a)	100,000	Electric	1,596,000	1.7
Humana, Inc. (a)	79,300	Healthcare Services	1,584,414	1.7
Texas Industries, Inc.	30,000	Building Products	1,543,200	1.7
ElkCorp	50,000	Building Products	1,388,000	1.5
King Pharmaceuticals, Inc. (a)	115,600	Pharmaceuticals	1,380,264	1.5
Wisconsin Energy Corp.	42,000	Electric	1,339,800	1.5
Agrium, Inc. (b)	75,000	Chemicals	1,334,826	1.4
Merck & Co., Inc.	36,200	Pharmaceuticals	1,194,600	1.3
Washington Group International, Inc. (a)	25,904	Engineering and Construction	896,796	1.0
Viasys Healthcare, Inc. (a)	47,600	Medical Equipment	796,348	0.8

TOTAL COMMON STOCKS (Cost $72,762,155)			$86,509,785	93.8%

SHORT-TERM INVESTMENTS	Par Amount	Coupon	Maturity	Value	Percent of Net Assets
TIME DEPOSITS (+)
Brown Brothers Harriman 1.19%	4,810,773	N/A	N/A	$4,810,773	5.2%

TOTAL SHORT-TERM INVESTMENTS (Cost $4,810,773)				$4,810,773	5.2%

TOTAL INVESTMENTS (Cost $77,572,928)				$91,320,558	99.0%
Other assets and liabilities, net				1,023,046	1.0

TOTAL NET ASSETS				$92,343,604	100.0%

(a)	Non-income producing security.
(b)	Foreign-denominated security.
(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.

ADR - American Depository Receipt.

Industry Classification

The Select Value Fund’s investment concentration based on net assets, by industry, as of September 30, 2004 was as follows:

Chemicals	7.2%
Parts and Distribution	6.8
Electric	6.1
Building Products	5.3
Pharmaceuticals	5.1
Oil Services and Equipment	5.1
Domestic Oil	5.1
Banking	4.6
Aerospace	4.4
Foods and Food Products	4.4
Shipping and Trucking	3.4
Communications Equipment	3.0
Paper and Forest Products	2.7
Insurance-Life	2.6
Railroads	2.5
Restaurants	2.5
Electronic Commerce	2.5
Insurance-Property/Casualty	2.5
Specialty Finance	2.5
Computers and Peripherals	2.3
Other Financial Services	2.2
Housing	2.0
Air Transportation	2.0
Parts and Component Distribution	1.8
Telecommunications Utility	1.7
Healthcare Services	1.7
Engineering and Construction	1.0
Medical Equipment	0.8

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

			September 30, 2004 (Unaudited)
VALUE PLUS FUND
COMMON STOCKS	Shares	Industry	Value	Percent of Net Assets
NICOR, Inc.	270,000	Natural Gas Distribution	$9,909,000	2.8%
Biosite, Inc. (a)	200,000	Medical Supplies	9,792,000	2.8
Agilysys, Inc.	550,000	Parts and Component Distribution	9,509,500	2.7
Imation Corp.	250,000	Computers and Peripherals	8,897,500	2.5
Wausau-Mosinee Paper Corp.	525,000	Paper and Forest Products	8,741,250	2.5
Covenant Transport, Inc. (Class A) (a)	450,000	Shipping and Trucking	8,694,000	2.5
Lubrizol Corp.	250,000	Chemicals	8,650,000	2.5
Tidewater, Inc.	250,000	Oil Services and Equipment	8,137,500	2.3
Perot Systems Corp. (Class A) (a)	500,000	IT Services	8,030,000	2.3
Agrium, Inc. (c)	450,000	Chemicals	8,008,958	2.3
Parametric Technology Corp. (a)	1,500,000	Software	7,920,000	2.3
Sappi, Ltd. (ADR)	550,000	Paper and Forest Products	7,876,000	2.2
Protective Life Corp.	200,000	Insurance - Life	7,862,000	2.2
IKON Office Solutions, Inc.	650,000	Business Services	7,813,000	2.2
Swift Transportation Co., Inc. (a)	450,000	Shipping and Trucking	7,569,000	2.2
Harmony Gold Mining Co., Ltd. (ADR)	550,000	Metals	7,491,000	2.1
Nam Tai Electronics, Inc.	350,000	Contract Manufacturing	7,472,500	2.1
UnumProvident Corp.	475,000	Insurance - Life	7,452,750	2.1
Apogee Enterprises, Inc.	575,000	Building Products	7,434,750	2.1
Borland Software Corp. (a)	875,000	Software	7,306,250	2.1
Par Pharmaceutical Cos., Inc. (a)	200,000	Pharmaceuticals	7,186,000	2.0
Helmerich & Payne, Inc.	250,000	Oil Services and Equipment	7,172,500	2.0
Mentor Graphics Corp. (a)	650,000	Software	7,127,250	2.0
Methode Electronics, Inc.	550,000	Parts and Component Distribution	7,034,500	2.0
Sensient Technologies Corp.	325,000	Chemicals	7,033,000	2.0
Bunge, Ltd.	175,000	Foods and Food Products	6,996,500	2.0
Novell, Inc. (a)	1,100,000	Software	6,941,000	2.0
Standard Motor Products, Inc.	451,100	Parts and Distribution	6,816,121	1.9
PSS World Medical, Inc. (a)	675,000	Healthcare Services	6,777,000	1.9
Stride Rite Corp.	650,000	Retail	6,662,500	1.9
Banknorth Group, Inc.	190,100	Banking	6,653,500	1.9
Oakley, Inc.	550,000	Retail	6,545,000	1.9
Shire Pharmaceuticals Group PLC (ADR) (a)	225,000	Pharmaceuticals	6,446,250	1.8
Alpharma, Inc. (Class A)	350,000	Pharmaceuticals	6,401,500	1.8
Convergys Corp. (a)	450,000	Business Services	6,043,500	1.7
Federal Signal Corp.	300,000	Other Producer Durables	5,574,000	1.6
Biovail Corp. (a)(c)	300,000	Pharmaceuticals	5,184,715	1.5
Orthovita, Inc. (a)(b)	1,128,572	Biotechnology	5,050,360	1.4
Standard Register Co.	450,000	Business Services	4,725,000	1.3
Government Properties Trust, Inc.	475,000	REITS	4,512,500	1.3
Videsh Sanchar Nigam, Ltd. (ADR)	550,000	Telecommunications Utility	4,130,500	1.2
Genelabs Technologies, Inc. (a)	1,500,000	Biotechnology	3,915,000	1.1
Casual Male Retail Group, Inc. (a)	700,000	Retail	3,668,000	1.0
StemCells, Inc. (a)(b)	2,302,632	Biotechnology	3,546,053	1.0
Fieldstone Investment Corp. (d)(e)(f)	183,100	REITS	3,112,700	0.9
De Rigo S.p.A. (ADR) (a)	437,500	Retail	2,996,875	0.8
GTC Biotherapeutics, Inc. (a)	1,245,800	Biotechnology	2,192,608	0.6
Medical Properties Trust, Inc. (a)(d)(e)(f)	193,100	REITS	1,931,000	0.5
Vital Signs, Inc.	8,300	Medical Equipment	265,434	0.1

TOTAL COMMON STOCKS (Cost $283,718,679)			$317,207,824	89.9%

WARRANTS	Shares	Industry		Value	Percent of Net Assets
StemCells, Inc. (a)(b)(d)(e)	575,658	Biotechnology		$—	0.0%

TOTAL WARRANTS (Cost $0)				$—	0.0%
SHORT-TERM INVESTMENTS	Par Amount	Coupon	Maturity	Value	Percent of Net Assets
TIME DEPOSITS (+)
Brown Brothers Harriman 1.19%	35,379,466	N/A	N/A	$35,379,466	10.0%

TOTAL SHORT-TERM INVESTMENTS (Cost $35,379,466)				$35,379,466	10.0%

TOTAL INVESTMENTS (Cost $319,098,145)				$352,587,290	99.9%
Other assets and liabilities, net				246,168	0.1

TOTAL NET ASSETS				$352,833,458	100.0%

(a)	Non-income producing security.
(b)	Affiliated company. See Note 5 in Notes to Schedules of Investments.
(c)	Foreign-denominated security.
(d)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.
(e)	Valued at fair value using methods determined by the Board of Directors. See 2(a) in Notes to Schedules of Investments.
(f)	Restricted security. See Note 2(h) in Notes to Schedules of Investments.
(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.

ADR - American Depository Reciept.

Industry Classification

The Value Plus Fund’s investment concentration based on net assets, by industry, as of September 30, 2004 was as follows:

Software	8.4%
Pharmaceuticals	7.1
Chemicals	6.8
Retail	5.6
Business Services	5.2
Paper and Forest Products	4.7
Parts and Component Distribution	4.7
Shipping and Trucking	4.7
Insurance Life	4.3
Oil Services and Equipment	4.3
Biotechnology	4.1
Natural Gas Distribution	2.8
Medical Supplies	2.8
REITS	2.7
Computers and Peripherals	2.5
IT Services	2.3
Metals	2.1
Building Products	2.1
Contract Manufacturing	2.1
Foods and Food Products	2.0
Parts and Distribution	1.9
Healthcare Services	1.9
Banking	1.9
Other Producer Durables	1.6
Telecommunications Utility	1.2
Medical Equipment	0.1

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

			September 30, 2004 (Unaudited)
VALUE FUND
COMMON STOCKS	Shares	Industry	Value	Percent of Net Assets
Great Lakes Chemical Corp.	2,400,000	Chemicals	$61,440,000	3.4%
InterDigital Communications Corp. (a)(b)	3,000,000	Telecommunications Technology	48,960,000	2.7
BearingPoint, Inc. (a)	5,000,000	Business Services	44,700,000	2.5
Dynegy, Inc. (Class A) (a)	6,500,000	Natural Gas Pipelines	32,435,000	1.8
Sonus Networks, Inc. (a)(e)	5,450,000	Telecommunications Technology	30,683,500	1.7
Harvest Natural Resources, Inc. (a)(b)	1,800,000	Exploration and Production	29,880,000	1.7
Alpharma, Inc. (Class A)(b)	1,613,000	Pharmaceuticals	29,501,770	1.7
Forest Oil Co. (a)	900,000	Exploration and Production	27,108,000	1.5
AmerUs Group Co.	600,000	Insurance - Life	24,600,000	1.4
Alliance Alantis Communications, Inc. (Class B) (a)(c)	1,000,000	Radio, TV and Cable	22,102,426	1.2
Sensient Technologies Corp.	1,000,000	Chemicals	21,640,000	1.2
Nortel Networks Corp. (a)	6,250,000	Communications Equipment	21,250,000	1.2
Borland Software Corp. (a)	2,405,800	Software	20,088,430	1.1
AMERCO (a)	505,300	Services	19,160,976	1.1
Fieldstone Investment Corp. (a)(d)(e)(f)	1,098,600	REITS	18,676,200	1.1
Discovery Laboratories, Inc. (a)(b)	2,784,256	Biotechnology	18,654,515	1.0
Presidential Life Corp.	1,000,000	Insurance - Life	17,180,000	1.0
Regis Corp.	400,000	Retail	16,088,000	0.9
Service Corp. International (a)	2,500,000	Other Consumer Discretionary	15,525,000	0.9
Multimedia Games, Inc. (a)	1,000,000	Leisure	15,500,000	0.9
OrthoLogic Corp. (a)(b)	2,100,000	Biotechnology	14,784,000	0.8
Associated Banc-Corp.	450,000	Banking	14,431,500	0.8
Sterling Financial Corp. (a)	401,720	Banking	14,156,613	0.8
Harmony Gold Mining Co., Ltd. (ADR)	1,000,000	Metals	13,620,000	0.8
URS Corp. (a)	500,000	Engineering and Construction	13,340,000	0.7
Kingsway Financial Services, Inc. (a)(c)	1,000,000	Insurance - Property/Casualty	13,128,270	0.7
Covansys Corp. (a)(b)	1,120,300	IT Services	12,928,262	0.7
Analogic Corp.	302,500	Other Technology	12,611,225	0.7
Fukuda Denshi Co., Ltd. (c)	400,000	International	12,071,081	0.7
Genencor International, Inc. (a)	750,000	Biotechnology	12,037,500	0.7
IKON Office Solutions, Inc.	1,000,000	Business Services	12,020,000	0.7
Isolagen, Inc. (a)	1,250,000	Biotechnology	11,812,500	0.7
Western Silver Corp. (a)(c)	1,250,400	Metals	11,657,447	0.7
Sangetsu Co., Ltd. (c)	479,000	International	11,516,202	0.7
Endocardial Solutions, Inc. (a)(b)	970,000	Medical Equipment	11,222,900	0.6
Andrx Corp. (a)	500,000	Pharmaceuticals	11,180,000	0.6
Hecla Mining Co. (a)	1,500,500	Metals	11,163,720	0.6
Global-Tech Appliances, Inc. (a)(b)	1,200,000	Retail	11,160,000	0.6
Priceline.com, Inc. (a)	500,000	Retail	11,085,000	0.6
High River Gold Mines, Ltd. (a)(b)(c)	7,501,400	Metals	11,061,205	0.6
FTI Consulting, Inc. (a)	568,300	Business Services	10,740,870	0.6
Marten Transport, Ltd. (a)	600,000	Shipping and Trucking	10,482,000	0.6
Geo Group, Inc. (a)(b)	505,400	Services	10,335,430	0.6
Ariba, Inc. (a)	1,100,000	Electronic Commerce	10,274,000	0.6
FuelCell Energy, Inc. (a)	1,000,000	Alternative Energy	10,250,000	0.6
PetroKazakhstan, Inc. (Class A) (c)	300,000	Exploration & Production	10,205,327	0.6
MAPICS, Inc. (a)	1,126,900	Software	10,198,445	0.6
Genitope Corp. (a)(b)	1,000,000	Biotechnology	9,920,000	0.6
Capital Corp. of the West	228,690	Banking	9,833,670	0.6
Riken Vitamin Co., Ltd. (c)	500,000	International	9,771,395	0.6
Hampshire Group, Ltd. (a)(b)(d)	300,000	Retail	9,468,000	0.5
Beverly Enterprises, Inc. (a)	1,250,000	Healthcare Services	9,462,500	0.5
PXRE Group, Ltd.	400,000	Insurance - Property/Casualty	9,364,000	0.5
WatchGuard Technologies, Inc. (a)(b)	2,000,000	Electronic Commerce	9,360,000	0.5
JAKKS Pacific, Inc. (a)	400,000	Retail	9,200,000	0.5
Cambior, Inc. (a)(c)	3,000,000	Metals	9,156,493	0.5
Badger Meter, Inc. (b)(d)	200,000	Electrical Equipment	9,130,000	0.5
Vesta Insurance Group, Inc. (b)	2,000,000	Insurance - Property/Casualty	8,980,000	0.5
InterVideo, Inc. (a)(b)	700,150	Software	8,401,800	0.5
Tommy Hilfiger Corp. (a)	850,000	Retail	8,389,500	0.5
Assured Guaranty, Ltd.	500,000	Other Financial Services	8,330,000	0.5
Exponent, Inc. (a)	300,000	Business Services	8,265,000	0.5
Building Materials Holding Corp.	300,000	Building Products	8,256,000	0.5
Computer Network Technologies Corp. (a)(b)	1,938,300	Computers and Peripherals	7,886,943	0.4
K2, Inc. (a)	550,000	Leisure	7,870,500	0.4
John B. Sanfilippo & Son, Inc. (a)(b)	300,000	Foods and Food Products	7,860,000	0.4
PAREXEL International Corp. (a)	400,000	Healthcare Services	7,840,000	0.4
Stifel Financial Corp.	400,000	Specialty Finance	7,840,000	0.4
Cross Country Healthcare, Inc. (a)	500,000	Business Services	7,750,000	0.4
MAF Bancorp., Inc.	177,750	Banking	7,666,357	0.4
Adaptec, Inc. (a)	1,000,000	Parts and Component Distribution	7,600,000	0.4
Willbros Group, Inc. (a)	500,000	Oil Services and Equipment	7,455,000	0.4
Access Pharmaceuticals, Inc. (a)(b)	1,253,400	Pharmaceuticals	7,382,526	0.4
Barrett Business Services, Inc. (a)(b)	500,000	Business Services	7,345,000	0.4
SITEL Corp. (a)	3,350,600	Business Services	7,237,296	0.4
Plains Exploration & Production Co. (a)	300,000	Exploration and Production	7,158,000	0.4
Quovadx, Inc. (a)(b)	3,677,400	Health Information Technology	7,023,834	0.4
Lifecore Biomedical, Inc. (a)(b)	1,000,000	Medical Supplies	7,000,000	0.4
Aphton Corp. (a)(b)	1,941,745	Biotechnology	6,990,282	0.4
Home Federal Bancorp. (b)	268,250	Banking	6,867,200	0.4
Oil-Dri Corp. of America (b)	450,000	Chemicals	6,853,500	0.4
Teikoku Hormone Manufacturing Co., Ltd. (c)	700,000	International	6,706,358	0.4
Industrial & Financial Systems (Class B) (a)(b)(c)	6,000,000	Software	6,675,549	0.4
CNS, Inc.	600,000	Other Consumer Staples	6,600,000	0.4
Boston Communications Group, Inc. (a)(b)	750,000	Telecommunications Technology	6,577,500	0.4

Department 56, Inc. (a)	400,000	Retail	6,520,000	0.4
Superior Consultant Holdings Corp. (a)(b)	1,000,000	Health Information Technology	6,500,000	0.4
NATCO Group, Inc. (Class A) (a)	750,000	Oil Services and Equipment	6,487,500	0.4
Anacomp, Inc. (Class A) (a)(b)(d)	350,000	Business Services	6,440,000	0.4
Scottish Re Group, Ltd.	302,000	Insurance - Life	6,393,340	0.4
Alliance Semiconductor Corp. (a)(b)	1,823,807	Semiconductors	6,310,372	0.4
Novell, Inc. (a)	1,000,000	Software	6,310,000	0.4
AmericanWest Bancorp. (a)	332,105	Banking	6,263,502	0.4
Henry Schein, Inc. (a)	100,000	Medical Supplies	6,231,000	0.3
Duckwall-ALCO Stores, Inc. (a)(b)(d)	400,000	Retail	6,192,000	0.3
PLATO Learning, Inc. (a)	700,000	Education	6,188,000	0.3
Powerwave Technologies, Inc. (a)	1,000,000	Communications Equipment	6,160,000	0.3
Analysts International Corp. (a)(b)	1,400,000	IT Services	6,132,000	0.3
Clayton Williams Energy, Inc. (a)	284,900	Exploration and Production	6,105,407	0.3
Fuji Pharmaceutical Co., Ltd. (c)	499,000	International	6,032,541	0.3
Shaw Group, Inc. (a)	488,600	Engineering and Construction	5,863,200	0.3
Independent Bank Corp.	189,500	Banking	5,857,445	0.3
Horipro, Inc. (c)	720,000	International	5,785,393	0.3
Ashworth, Inc. (a)(b)	700,000	Retail	5,740,000	0.3
Sunterra Corp. (a)	600,000	Leisure	5,718,000	0.3
Allied Defense Group, Inc. (a)(b)	300,000	Aerospace	5,562,000	0.3
Nissui Pharmaceutical Co., Ltd. (c)(d)	938,000	International	5,541,972	0.3
Aastra Technologies, Ltd. (a)(c)	400,000	Telecommunications Technology	5,422,546	0.3
Ionics, Inc. (a)	200,000	Engineering and Construction	5,400,000	0.3
Summit Bank Corp. (b)(d)	300,000	Banking	5,400,000	0.3
Deb Shops, Inc.	221,000	Retail	5,392,400	0.3
ShopKo Stores, Inc. (a)	306,800	Retail	5,341,388	0.3
Sherritt International Corp. (a)(c)	842,800	Metals	5,305,083	0.3
Kendle International, Inc. (a)(b)	1,000,000	Healthcare Services	5,290,000	0.3
Rite Aid Corp. (a)	1,500,000	Retail	5,280,000	0.3
Third Wave Technologies (a)	767,400	Biotechnology	5,279,712	0.3
Lantronix, Inc. (a)(b)	5,000,000	Computers and Peripherals	5,150,000	0.3
Maezawa Kasei Industries Co., Ltd. (c)	294,100	International	5,113,969	0.3
Comfort Systems USA, Inc. (a)	750,000	Business Services	4,950,000	0.3
Fuel-Tech N.V. (a)(b)	1,000,000	Chemicals	4,900,000	0.3
Meadowbrook Insurance Group, Inc. (a)	1,000,000	Insurance - Property/Casualty	4,870,000	0.3
Dollar Thrifty Automotive Group, Inc. (a)	200,000	Leisure	4,866,000	0.3
Medical Properties Trust, Inc. (d)(e)(f)	482,800	REITS	4,828,000	0.3
Buca, Inc. (a)(b)	1,137,570	Restaurants	4,823,297	0.3
Discovery Partners International, Inc. (a)	1,000,000	Biotechnology	4,800,000	0.3
Enesco Group, Inc. (a)	700,000	Retail	4,795,000	0.3
Nature’s Sunshine Products, Inc.	315,000	Foods and Food Products	4,778,550	0.3
Midwest Express Holdings, Inc. (a)(b)	1,600,000	Air Transportation	4,720,000	0.3
TeleTech Holdings, Inc. (a)	500,000	Business Services	4,720,000	0.3
Knight Trading Group, Inc. (a)	500,000	Specialty Finance	4,615,000	0.3
Saucony, Inc. (Class B)	188,000	Retail	4,590,960	0.3
Northwest Pipe Co. (a)	263,501	Metals	4,571,742	0.3
Chronimed, Inc. (a)(b)	750,000	Medical Supplies	4,515,000	0.3
On Assignment, Inc. (a)	1,000,000	Business Services	4,440,000	0.2
Capital Lease Funding, Inc.	400,000	REITS	4,416,000	0.2
National Home Health Care Corp. (a)(b)	441,000	Healthcare Services	4,410,000	0.2
Commonwealth Industries, Inc. (a)	465,200	Metals	4,344,968	0.2
Medwave, Inc. (a)(b)	900,000	Medical Equipment	4,320,000	0.2
Hanover Foods Corp. (Class A) (d)	49,500	Foods and Food Products	4,318,875	0.2
Material Sciences Corp. (a)	320,000	Metals	4,316,800	0.2
PRG-Schultz International, Inc. (a)	750,000	Business Services	4,305,000	0.2
AirNet Systems, Inc. (a)(b)	1,000,000	Air Transportation	4,300,000	0.2
Lionbridge Technologies, Inc. (a)	500,000	IT Services	4,295,000	0.2
Pure Cycle Corp. (a)	500,000	Other Utilities	4,175,000	0.2
MAIR Holdings, Inc. (a)	500,000	Air Transportation	4,100,000	0.2
MEDTOX Scientific, Inc. (a)(b)	558,750	Other Healthcare	4,023,000	0.2
Corvis Corp. (a)	5,000,000	Telecommunications Technology	4,000,000	0.2
RealNetworks, Inc. (a)	848,000	Software	3,951,680	0.2
CEVA, Inc. (a)	500,000	Software	3,950,000	0.2
Met-Pro Corp.	300,000	Waste Management	3,945,000	0.2
Osteotech, Inc. (a)(b)	1,000,000	Medical Supplies	3,940,000	0.2
RCM Technologies, Inc. (a)(b)	780,100	IT Services	3,853,694	0.2
Braun Consulting, Inc. (a)(b)	1,650,000	Business Services	3,795,000	0.2
Advanced Marketing Services, Inc.	350,000	Publishing	3,776,500	0.2
STAAR Surgical Co. (a)(b)	1,100,000	Medical Supplies	3,630,000	0.2
Calgon Carbon Corp.	500,000	Chemicals	3,610,000	0.2
Asia Pacific Wire & Cable Corp., Ltd. (a)(b)(d)	1,137,300	Electrical Equipment	3,582,495	0.2
Silicon Graphics, Inc. (a)	2,500,000	Computers and Peripherals	3,575,000	0.2
Patrick Industries, Inc. (a)(b)(d)	293,525	Housing	3,507,624	0.2
NVE Corp. (a)	100,000	Parts and Component Distribution	3,305,000	0.2
Integrated Alarm Services Group, Inc. (a)	800,000	Specialty Finance	3,288,000	0.2
OSI Systems, Inc. (a)	200,000	Defense	3,220,000	0.2
Senesco Technologies, Inc. (a)(b)	1,225,000	Biotechnology	3,185,000	0.2
Phoenix Co., Inc.	300,000	Insurance - Life	3,126,000	0.2
AAR Corp. (a)	250,000	Air Transportation	3,112,500	0.2
Global Industries, Ltd. (a)	500,000	Oil Services and Equipment	3,090,000	0.2
Mesa Air Group, Inc. (a)	600,000	Air Transportation	3,060,000	0.2
Macarthur Coal, Ltd. (c)	1,200,000	Other Energy	3,038,970	0.2
Landec Corp. (a)	400,000	Chemicals	3,000,000	0.2
Outlook Group Corp. (b)(d)	380,400	Printing	2,887,236	0.2
Volt Information Sciences, Inc. (a)	100,000	Business Services	2,877,000	0.2
Captaris, Inc. (a)	639,000	Software	2,722,140	0.2
Miller Industries, Inc. (a)	300,000	Other Autos and Transportation	2,715,000	0.2
Champps Entertainment, Inc. (a)	300,000	Restaurants	2,664,000	0.1

Smith & Wollensky Restaurant Group, Inc. (a)(b)	469,000	Restaurants	2,626,400	0.1
Compex Technologies, Inc. (a)	480,000	Medical Equipment	2,592,000	0.1
Zindart, Ltd. (ADR) (a)(b)	563,000	Other Consumer Discretionary	2,584,170	0.1
Air Methods Corp. (a)	400,000	Air Transportation	2,580,000	0.1
SRI/Surgical Express, Inc. (a)(b)(d)	425,000	Healthcare Services	2,550,000	0.1
Metrocall Holdings, Inc. (a)	38,180	Telecommunications Technology	2,475,973	0.1
MFRI, Inc. (a)(b)(d)	463,200	Other Producer Durables	2,473,488	0.1
Novamerican Steel, Inc. (a)	103,300	Metals	2,460,606	0.1
Checkpoint Systems, Inc. (a)	150,000	Other Technology	2,335,500	0.1
PRAECIS Pharmaceuticals, Inc. (a)	1,000,000	Pharmaceuticals	2,200,000	0.1
O.I. Corp. (a)(b)	245,900	Other Producer Durables	2,176,215	0.1
Culp, Inc. (a)	295,300	Other Materials and Processes	2,170,455	0.1
Oppenheimer Holdings, Inc. (Class A) (c)	90,000	Specialty Finance	2,158,316	0.1
Zomax, Inc. (a)	671,500	IT Services	2,155,515	0.1
LSI Industries, Inc.	200,000	Engineering and Construction	2,088,000	0.1
Sholodge, Inc. (a)(b)(d)	450,000	Leisure	2,070,000	0.1
Clark, Inc. (a)	150,000	Business Services	2,031,000	0.1
Almost Family, Inc. (a)(b)	250,000	Healthcare Services	2,015,000	0.1
Water Pik Technologies, Inc. (a)	131,800	Engineering and Construction	1,963,820	0.1
Marcus Corp.	100,000	Leisure	1,947,000	0.1
Poore Brothers, Inc. (a)	703,000	Foods and Food Products	1,933,250	0.1
PSS World Medical, Inc. (a)	187,500	Healthcare Services	1,882,500	0.1
American Physicians Service Group, Inc. (a)(b)	185,649	Specialty Finance	1,849,064	0.1
Monterey Pasta Co. (a)	547,257	Foods and Food Products	1,839,331	0.1
Datalink Corp. (a)(b)	843,127	Communications Equipment	1,719,979	0.1
Axcelis Technologies, Inc. (a)	200,000	Semiconductor Capital Equipment	1,656,000	0.1
Parlex Corp. (a)(d)	304,180	Contract Manufacturing	1,627,363	0.1
AP Pharma, Inc. (a)	1,200,000	Biotechnology	1,622,400	0.1
Modem Media, Inc. (a)	300,000	Business Services	1,614,000	0.1
UTStarcom, Inc. (a)	100,000	Communications Equipment	1,611,000	0.1
Guaranty Financial Corp.	10,388	Banking	1,454,320	0.1
Copper Mountain Networks, Inc. (a)(b)	400,000	Communications Equipment	1,400,000	0.1
Merchants and Manufactures Bancorp., Inc. (d)	41,695	Banking	1,396,783	0.1
Ascential Software Corp. (a)	100,000	Software	1,347,000	0.1
Stratagene Corp. (a)	184,740	Biotechnology	1,311,654	0.1
Financial Industries Corp. (e)	154,031	Insurance - Life	1,309,264	0.1
MOCON, Inc.	159,275	Other Technology	1,306,055	0.1
Stolt Comex Seaway S.A. (ADR) (a)	250,000	Oil Services and Equipment	1,220,000	0.1
Kennedy-Wilson, Inc. (a)(b)(e)	157,400	Specialty Finance	1,219,850	0.1
PolyOne Corp. (a)	150,000	Chemicals	1,128,000	0.1
HearUSA, Inc. (a)	901,800	Other Healthcare	1,118,232	0.1
Bombay Co., Inc. (a)	150,000	Retail	1,099,500	0.1
SPAR Group, Inc. (a)(b)	1,300,000	Business Services	1,015,300	0.1
Creo, Inc. (a)(c)	100,000	Computers and Peripherals	824,481	0.0
Krispy Kreme Doughnuts, Inc. (a)	50,000	Restaurants	633,000	0.0
Warderly International Holdings, Ltd. (c)	5,000,000	International	557,907	0.0
Natrol, Inc. (a)	159,600	Retail	478,800	0.0
Opinion Research Corp. (a)	57,862	Business Services	368,002	0.0
Titan Corp. (a)	18,000	IT Services	251,460	0.0
HMN Financial, Inc.	7,500	Banking	208,050	0.0

TOTAL COMMON STOCKS (Cost $1,185,554,192)			$1,657,002,321	92.7%

WARRANTS	Shares	Industry		Value	Percent of Net Assets
Senesco Technologies, Inc.(a)(b)(d)(e)	50,000	Biotechnology		$—	0.0%
VocalTec Communications, Ltd. (a)(d)(e)	222,500	Communications Equipment		—	0.0
Waste Services, Inc. (a)(d)(e)	75,000	Waste Management		—	0.0

TOTAL WARRANTS (COST $0)				$—	0.0%

CONVERTIBLE BONDS	Shares	Coupon	Maturity	Value	Percent of Net Assets
Aphton Corp.(b)(d)(e)	5,000,000	6.00	04/01/08	$7,200,000	0.4%
Parlex Corp. (d)(e)	1,500,000	7.00	07/28/07	1,003,125	0.1

TOTAL CONVERTIBLE BONDS (COST $5,839,557)				$8,203,125	0.5%

SHORT-TERM INVESTMENTS	Par				Percent of NET ASSETS
TIME DEPOSITS (+)
Brown Brothers Harriman 1.19%	103,305,833	N/A	N/A	$103,305,833	5.8%

TOTAL SHORT-TERM INVESTMENTS (Cost $103,305,833)				$103,305,833	5.8%

TOTAL INVESTMENTS (Cost $1,294,699,582)				$1,768,511,279	99.0%
Other assets and liabilities, net				18,664,636	1.0

TOTAL NET ASSETS				$1,787,175,915	100.0%

(a)	Non-income producing security.
(b)	Affiliated company. See Note 5 in Notes to Schedules of Investments.
(c)	Foreign-denominated security.
(d)	Illiquid security, pursuant to the guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.
(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.
(f)	Restricted security. See Note 2(h) in Notes to Schedules of Investments.
(+)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.

Industry Classification

The Value Fund’s investment concentration based on net assets, by industry, as of September 30, 2004 was as follows:

Business Services	7.6
Retail	6.2
Chemicals	5.8
Telecommunications Technology	5.4
Biotechnology	5.2
Exploration and Production	4.5
Metals	4.3
Banking	4.2
Software	3.7
International	3.6
Insurance-Life	3.1
Pharmaceuticals	2.8
Leisure	2.1
Insurance-Property/Casualty	2.0
Communications Equipment	1.8
Natural Gas Pipelines	1.8
Healthcare Services	1.7
Services	1.7
REITS	1.6
IT Services	1.5
Engineering and Construction	1.5
Medical Supplies	1.4
Specialty Finance	1.2
Air Transportation	1.2
Radio, TV and Cable	1.2
Foods and Food Products	1.1
Electronic Commerce	1.1
Oil Services and Equipment	1.1
Other Consumer Discretionary	1.0
Computers & Peripherals	0.9
Medical Equipment	0.9
Other Technology	0.9
Health Information Technology	0.8
Electrical Equipment	0.7
Parts and Component Distribution	0.6
Shipping and Trucking	0.6
Alternative Energy	0.6
Restaurants	0.5
Other Financial Services	0.5
Building Products	0.5
Semiconductors	0.4
Other Consumer Staples	0.4
Education	0.3
Aerospace	0.3
Other Healthcare	0.3
Other Producer Durables	0.2
Waste Management	0.2
Defense	0.2
Publishing	0.2
Other Utilities	0.2
Other Energy	0.2
Printing	0.2
Housing	0.2
Other Autos and Transportation	0.2
Other Materials and Processes	0.1
Semiconductor Capital Equipment	0.1
Contract Manufacturing	0.1

The accompanying Notes to Schedules of Investments are an integral part of this Schedule.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2004 (Unaudited)

(1) Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940. The Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, were offered by the Corporation at September 30, 2004.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair price. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Funds’ Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; and trading activities and prices of similar securities or financial instruments. At September 30, 2004, 1.4% and 3.6% of the Value Plus and Value Funds’ net assets, respectively, were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

Statement of Position 93-2 requires that permanent financial reporting and tax differences be reclassified to paid in capital. Net assets are not affected by these reclassifications.

(c)	The Funds record security and shareholder transactions no later than one day after trade date. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The predominant risk is that the movement of a futures contract’s price may result in a loss which could render a Fund’s hedging strategy unsuccessful. The Value Fund had the following open short futures contracts at September 30, 2004:

Type	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value
Russell 2000 Index	(100)	December 2004	$(656,081)	$28,700,000

(e)	The Funds may each engage in “short sales against the box.” These transactions involve selling a security that a Fund owns for delivery at a specified date in the future. Similarly, each of these Funds may also engage in short sales of securities of an issuer (“acquiror”) that has publicly announced a proposed or pending transaction in which a portfolio security of the Fund will be converted into securities of the acquiror. The Fund is liable for any dividends payable on securities while those securities are in a short position. The Funds had no “short sales against the box” transactions during the nine month period ended September 30, 2004.

(f)	Each Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Funds may also purchase put and call options. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. The Value Fund had the following transactions in covered call options during the nine-month period ended September 30, 2004:

	NUMBER OF CONTRACTS	PREMIUMS
Balance at January 1, 2004	17,090	$1,245,149
Options written	9,000	805,025
Options expired	(9,000)	(805,025)
Options closed	(17,090)	(1,245,149)

Balance at September 30, 2004	—	$—

(g)	At September 30, 2004, 1.4% and 5.5% of the Value Plus and Value Fund’s net assets, respectively, were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. At September 30, 2004, the Value Plus and Value Funds held restricted securities representing 1.4% and 1.3% of net assets, respectively. The restricted securities held as of September 30, 2004 are identified below. During the same period there were no purchases or sales of long-term U.S.Government securities.

SECURITY	ACQUISITION DATE	ACQUISITION COST	SHARES	FAIR VALUE
Value Plus Fund
Fieldstone Investment Corp. (144A)	11/10/03	$2,746,500	183,100	$3,112,700
Medical Properties Trust, Inc. (144A)	3/31/04	1,931,000	193,100	1,931,000
Value Fund
Fieldstone Investment Corp. (144A)	11/10/03	$16,479,000	1,098,600	$18,676,200
Medical Properties Trust, Inc. (144A)	3/31/04	4,828,000	482,800	4,828,000

(i)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

(3) Investment Transactions and Income Tax Basis Information

During the nine-month period ended September 30, 2004, the cost of purchases and proceeds from sales of securities, other than short-term obligations, are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$62,135,372	$41,887,165
Value Plus Fund	257,869,155	161,186,991
Value Fund	465,203,425	678,251,551

At September 30, 2004, the cost of securities for financial reporting purposes is substantially the same as the cost of securities for federal income tax purposes. The aggregate gross unrealized gain for which there was an excess of value over cost and the aggregate gross unrealized loss for which there was an excess of cost over value were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Select Value Fund	$77,572,928	$14,772,933	$(1,025,303)	$13,747,630
Value Plus Fund	319,098,145	41,743,522	(8,254,377)	33,489,145
Value Fund	1,294,699,582	536,754,238	(63,598,623)	473,155,615

The Funds’ net capital loss carryforwards as of the latest tax year end of December 31, 2003, which are available to offset future realized gains, are noted below. The Funds do not intend to make distributions of future realized capital gains until their Federal income tax capital loss carryforwards, if any, are completely utilized.

	Expires
Fund	2007	2008	2009	2010	2011
Select Value Fund	$—	$—	$—	$1,324,636	$540,522
Value Plus Fund	8,306,444	—	—	—	—
Value Fund	—	—	—	—	—

(4) Litigation

On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement of a consolidated class action brought by shareholders of the Heartland High-Yield Municipal Bond Fund and the Short Duration High-Yield Municipal Fund (together, the “High-Yield Funds”), in which the Corporation, the Advisor, the High-Yield Funds and certain other parties were named as defendants. The litigation arose out of a repricing of the securities in the High-Yield Funds in October 2000. The High-Yield Funds have been in receivership since March 2001. Under the terms of the settlement, the Corporation, the Advisor, the High-Yield Funds and certain related parties were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors, or officers were required to contribute to the settlement fund (although an affiliate of the Advisor did make a substantial contribution to facilitate settlement). Subsequently, all other suits filed by persons who opted out of the class action settlement were also settled without any contribution from the Corporation, its funds, directors or officers.

On December 11, 2003, the SEC filed a civil complaint in United States District Court for the Eastern District of Wisconsin (Civil Action No. 03C1427) relating to the High-Yield Funds against the Advisor; William J. Nasgovitz, President of the Advisor, President and a director of the Corporation and Co-Portfolio Manager of the Heartland Value Plus and Value Funds; Paul T. Beste, Chief Operating Officer of the Advisor and Vice President of the Corporation; Kevin D. Clark, an officer of the Advisor; certain former officers of the Advisor; Hugh Denison, a former director of the Corporation who presently serves as Senior Vice President of the Advisor and as a member of the portfolio management team for the Heartland Select Value Fund; and others.

The SEC alleges various violations of the federal securities laws with respect to the pricing of securities owned by the High-Yield Funds and the related calculation of the High-Yield Funds’ net asset value per share from March 2000 to March 2001; disclosures in the prospectus; other Commission filings and promotional materials for the High-Yields Funds relating to risk management, credit quality, liquidity and pricing; breach of fiduciary duty; the sale in September and October 2000 by certain individual defendants of shares of the High-Yield Funds while in possession of material, non-public information about those funds; and the disclosure of material, non-public information to persons who effected such sales. The SEC seeks civil penalties and disgorgement of all gains received by the defendants as a result of the conduct alleged in the complaint, a permanent injunction against the defendants from further violations of the applicable federal securities laws, and such other relief as the court deems appropriate.

In February 2004, the Advisor, and Messrs. Nasgovitz, Beste, Denison, and Clark filed their answers to the SEC’s complaint, denying the allegations and claims made therein and raising affirmative defenses.

The complaint does not involve the Corporation, the Heartland Select Value, Value Plus or Value Funds, any portfolio manager of the Funds (other than Mr. Nasgovitz and Mr. Denison) or any current independent directors of the Corporation. However, an adverse outcome for the Advisor and/or its officers named in the complaint could result in an injunction that would bar the Advisor from serving as investment advisor to the Funds or bar such officers from continuing to serve in their official capacities for the Advisor. The Advisor has advised the Funds that, if these results occur, the Advisor will seek exemptive relief from the SEC to permit it to continue serving as investment advisor to the Funds. There is no assurance that the SEC will grant such exemptive relief.

(5) Transactions with Affiliates

The following companies are “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the Funds held 5% or more of the outstanding voting securities during the period from January 1, 2004 through September 30, 2004:

	Share Balance at January 1, 2004		Purchases	Sales	Share Balance at September 30, 2004	Dividends	Realized Gains (Losses)
Value Plus Fund
Security Name
Orthovita, Inc.	642,857		485,715	0	1,128,572	$0	$0
StemCells, Inc.	0		2,302,632	0	2,302,632	0	0
Xcyte Therapies, Inc.	0		400,000	400,000	0	0	(1,362,105)

						$0	$(1,362,105)

	Share Balance at January 1, 2004		Purchases	Sales	Share Balance at September 30, 2004	Dividends	Realized Gains (Losses)
Value Fund
Security Name
Access Pharmaceuticals, Inc.	1,253,400		0	0	1,253,400	$0	$0
Aetrium, Inc.	387,200		0	387,200	0	0	624,603
AirNet Systems, Inc.	1,000,000		0	0	1,000,000	0	0
Alliance Semiconductor Corp.	2,500,000		0	676,193	1,823,807	0	(656,514)
Allied Defense Group, Inc.	300,000		0	0	300,000	0	0
Almost Family, Inc.	250,000		0	0	250,000	0	0
Alpharma, Inc. (Class A)	1,500,000		184,800	71,800	1,613,000	215,901	(77,866)
American Physicians Service Group, Inc.	187,200		0	1,551	185,649	37,130	14,139
Anacomp, Inc. (Class A)	300,000		50,000	0	350,000	0	0
Analysts International Corp.	1,400,000		0	0	1,400,000	0	0
Aphton Corp.	2,120,145		48,600	227,000	1,941,745	0	(1,629,960)
Asia Pacific Wire & Cable Corp., Ltd.	1,137,300		0	0	1,137,300	0	0
Ashworth, Inc.	700,000		0	0	700,000	0	0
Badger Meter, Inc.	200,000		0	0	200,000	164,000	0
Barrett Business Services, Inc.	500,000		0	0	500,000	0	0
Boston Communications Group, Inc.	750,000		250,000	250,000	750,000	0	(515,599)
Braun Consulting, Inc.	0		1,650,000	0	1,650,000	0	0
Buca, Inc.	1,137,570		0	0	1,137,570	0	0
Callon Petroleum Co.	500,000		0	500,000	0	0	452,887
Chronimed, Inc.	750,000		0	0	750,000	0	0
CINAR Corp. (Class B)	2,592,500		0	2,592,500	0	0	3,336,919
Computer Network Technologies Corp.	1,000,000		938,300	0	1,938,300	0	0
Copper Mountain Networks, Inc.	400,000		0	0	400,000	0	0
Covansys Corp.	1,350,000		0	229,700	1,120,300	0	2,137,829
Datalink Corp.	1,000,000		0	156,873	843,127	0	(916,667)
Discovery Laboratories, Inc.	2,784,256		0	0	2,784,256	0	0
Duckwall-ALCO Stores, Inc.	400,000		0	0	400,000	0	0
Endocardial Solutions, Inc.	1,750,000		0	780,000	970,000	0	3,843,016
Fuel-Tech N.V.	700,000		300,000	0	1,000,000	0	0
Galyan’s Trading Co.	862,700		387,300	1,250,000	0	0	7,685,504
Genitope Corp.	575,000		425,000	0	1,000,000	0	0
Geo Group, Inc. (1)	505,400		0	0	505,400	0	0
Global-Tech Appliances, Inc.	1,200,000		0	0	1,200,000	0	0
Hampshire Group, Ltd.	300,000		0	0	300,000	0	0
Harvest Natural Resources, Inc.	2,365,800		0	565,800	1,800,000	0	6,267,025
High River Gold Mines, Ltd.	4,000,000		3,501,400	0	7,501,400	0	0
Home Federal Bancorp.	268,250		0	0	268,250	150,891	0
Industrial & Financial Systems (Class B)	6,000,000		0	0	6,000,000	0	0
InterDigital Communications Corp.	2,577,147		422,853	0	3,000,000	0	0
InterVideo, Inc.	0		700,150	0	700,150	0	0
John B. Sanfilippo & Son, Inc.	300,000		0	0	300,000	0	0
Kendle International, Inc.	968,900		31,100	0	1,000,000	0	0
Kennedy-Wilson, Inc.	500,000		0	342,600	157,400	0	1,355,913
Lantronix, Inc.	5,000,000		0	0	5,000,000	0	0
Lifecore Biomedical, Inc.	1,000,000		0	0	1,000,000	0	0
MEDTOX Scientific, Inc.	656,250	(3)	0	97,500	558,750	0	(16,984)
Medwave, Inc.	800,000		100,000	0	900,000	0	0
MFRI, Inc.	470,000		0	6,800	463,200	0	(14,585)
Midwest Express Holdings, Inc.	1,600,000		0	0	1,600,000	0	0
Moore Medical Corp.	282,600		0	282,600	0	0	2,291,095
National Home Health Care Corp.	441,000		0	0	441,000	0	0
O.I. Corp.	245,900		0	0	245,900	0	0
Oil-Dri Corp. of America	450,000		0	0	450,000	134,800	0
OrthoLogic Corp.	2,065,000		35,000	0	2,100,000	0	0
Osteotech, Inc.	0		1,000,000	0	1,000,000	0	0
Outlook Group Corp.	380,400		0	0	380,400	57,060	0
Patrick Industries, Inc.	293,425		100	0	293,525	0	0
Quovadx, Inc.	1,775,100		1,902,300	0	3,677,400	0	0
RCM Technologies, Inc.	780,100		0	0	780,100	0	0
Senesco Technologies, Inc.	1,100,000		125,000	0	1,225,000	0	0
Sholodge, Inc.	450,000		0	0	450,000	0	0
Smith & Wollensky Restaurant Group, Inc.	347,000		122,000	0	469,000	0	0
SPAR Group, Inc.	1,300,000		0	0	1,300,000	0	0
SRI/Surgical Express, Inc.	425,000		0	0	425,000	0	0
STAAR Surgical Co.	100,000		1,000,000	0	1,100,000	0	0
Summit Bank Corp.	300,000	(2)	0	0	300,000	90,000	0
Superior Consultant Holdings Corp.	1,000,000		0	0	1,000,000	0	0
Trover Solutions, Inc.	603,000		0	603,000	0	0	1,579,972
Vascular Solutions, Inc.	437,500		0	437,500	0	0	3,288,595
Vesta Insurance Group, Inc.	2,500,000		0	500,000	2,000,000	150,000	(60,350)
VocalTec Communications, Ltd.	0		702,000	702,000	0	0	(1,481,073)
WatchGuard Technologies, Inc.	2,000,000		0	0	2,000,000	0	0
Zindart, Ltd. (ADR)	563,000		0	0	563,000	0	0

						$999,782	$27,507,899

(1)	Formerly known as Wackenhut Corrections Corp.
(2)	Adjusted for stock split on 2/18/04.
(3)	Adjusted for stock split on 8/23/04.

Item 2.	Controls and Procedures.

(a)

The registrant’s management, with the participation of its chief executive officer and chief financial officers has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-Q. Based on such evaluation, the Registrant’s chief executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)*	/s/ Eric J. Miller
Eric J. Miller, Chief Executive Officer

Date	November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric J. Miller
Eric J. Miller, Chief Executive Officer

Date	November 12, 2004

By (Signature and Title)*	/s/ Nicole J. Best
Nicole J. Best, Chief Financial Officer

Date	November 12, 2004

*	Print the name and title of each signing officer under his or her signature.